Financing Obligation - Schedule of Future Financing Obligation Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
2022		$ 1,479
2023		1,537
2024		1,591
2025		1,623
2026		1,655
Thereafter		26,597
Total financing obligation payments		34,482
Amount representing interest		(25,294)
Net financing obligation and asset at end of term		3,882
Total financing obligation	$ 14,190	$ 13,070	$ 9,216